o402 STK SAI 1
                          SUPPLEMENT DATED AUGUST 3, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
                              DATED SEPTEMBER 15, 1997

The Statement of Additional Information is amended as follows:

I. The section "Officers and Trustees" is revised to replace Trustee David W. Garbellano with the following:

 Edith E. Holiday (46)
 3239 38th Street, N.W.
 Washington, DC 20016
 Trustee

 Director, Amerada Hess Corporation and Hercules Incorporated (1993 - present); Director, Beverly Enterprises, Inc. (1995 - present) and H.J. Heinz Company
 (1994 - present); director or trustee, as the case may be, of 25 of the investment companies in the Franklin Templeton Group of Funds; and formerly, Chairman (1995 - 1997) and Trustee (1993 - 1997) of National Child Research Center, Assistant to the President of the United States and Secretary of the Cabinet (1990 - 1993), General Counsel to the United States Treasury Department (1989 - 1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988 -
 1989).

II. The section "Officers and Trustees" is revised to add the following:

 As of February 25, 1998, the officers and Board members did not own of record or beneficially any shares of the Fund.

III. The first paragraph under "How Do I Buy, Sell and Exchange Shares? Additional Information on Selling Shares" is replaced with the following:

 SYSTEMATIC WITHDRAWAL Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.

IV. The following is added to the end of the section "Cumulative Total Return," found under "How does the Fund Measure Performance? - Total Return." The figure below has been restated to reflect the Fund's current, maximum 5.75% initial sales charge.

 The Fund's cumulative total return for the period from inception (September 15, 1997) through January 31, 1998, was -8.79%.

V. The following sentence is added to the end of the fifth paragraph in the section "Miscellaneous Information":
 To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

VI. The following  new  section  is  added  after  the  section   "Miscellaneous
Information":

--------------------------------------------------------------------------------
 Financial Statements

 The unaudited financial statements of the Fund for the period ended January 31, 1998, are as follows:

 FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

 Financial Highlights
                                                              Period Ended
                                                            January 31, 1998
                                                              (unaudited)*
----------------------------------------------------------------------------
 Per share operating performance
 (for a share outstanding throughout the period)
 Net asset value, beginning of period .......................      $25.00
                                                                 -----------
 Income from investment operations:
  Net investment loss .......................................        (.05)
  Net realized and unrealized loss ..........................        (.75)
                                                                 -----------
 Total from investment operations ...........................        (.80)
                                                                 -----------
 Less distributions from:
  Net realized gains ........................................        (.05)
                                                                 -----------
 Net asset value, end of period .............................      $24.15
                                                                 ===========
 Total return** .............................................       (3.21%)
 Ratios/supplemental data
 Net assets, end of period (000's) ..........................  $53,228
 Ratios to average net assets:
  Expenses ..................................................        1.48%****
  Expenses excluding waiver and payments by affiliate .......        1.61%****
  Net investment loss .......................................        (.67%)****
 Portfolio turnover rate ....................................       39.49%
 Average commission rate paid*** ............................        $.0314

 *For the period September 15, 1997 (effective date) to January 31, 1998. **Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
 ***Relates to purchases and sales of equity securities.
 ****Annualized.


 Statement of Investments, January 31, 1998 (unaudited)
  Franklin Biotechnology Discovery Fund                           SHARES            VALUE
------------------------------------------------------------------------------------------
 aCommon Stocks 91.4%
  Biomedical 31.8%
  Aviron .............................................            109,800$      2,820,488
  Centocor, Inc.......................................             37,500       1,500,000
  IDEC Pharmaceuticals Corp. .........................             69,800       2,914,150
  Inhale Therapeutic Systems .........................             81,200       2,628,850
  Lifecell Corp. .....................................            420,000       2,205,000
  Synaptic Pharmaceutical Corp. ......................            140,000       1,680,000
  Texas Biotechnology Corp. ..........................            455,700       2,705,719
  Vical, Inc..........................................             30,000         466,875
                                                                               -----------
                                                                               16,921,082
                                                                               -----------
  Delivery Systems 5.4%
  Alkermes, Inc.......................................             50,000       1,212,500
  Aradigm Corp. ......................................            116,600         961,950
  DepoTech Corp. .....................................            182,300         695,019
                                                                               -----------
                                                                                2,869,469
                                                                               -----------
  Diagnostics 3.3%
  Technical Chemicals and Products, Inc. .............            165,000       1,773,750
                                                                               -----------

 Statement of Investments, January 31, 1998 (unaudited) (cont.)
  Franklin Biotechnology Discovery Fund                            SHARES        VALUE
------------------------------------------------------------------------------------------
 aCommon Stocks (cont.)
  Drugs 41.2%
  Agouron Pharmaceuticals, Inc. ......................             65,100$      2,262,225
  Cell Therapeutics, Inc. ............................             96,500       1,326,875
  Chiroscience Group, Plc. (United Kingdom) ..........            623,000       2,499,616
  Gilead Sciences, Inc. ..............................             73,000       2,956,500
  Ligand Pharmaceuticals-Class B .....................            170,000       1,870,000
  MedImmune, Inc. ....................................             45,500       2,087,313
  PathoGenesis Corp. .................................             68,000       2,448,000
  Sepracor, Inc. .....................................             25,000         878,125
  Vertex Pharmaceutical, Inc. ........................             72,300       2,837,775
  Zonagen, Inc. ......................................            145,100       2,756,900
                                                                               -----------
                                                                               21,923,329
                                                                               -----------
  Miscellaneous 3.7%
  SYNSORB Biotech, Inc. (Canada)......................            278,000       1,957,410
                                                                               -----------
  Therapeutics 6.0%
  Alteon, Inc. .......................................            115,000       1,035,000
  COR Therapeutics, Inc. .............................             72,300         700,406
  Neurogen Corp. .....................................            100,000       1,475,000
                                                                               -----------
                                                                                3,210,406
                                                                               -----------
  Total Long Term Investments (Cost $53,225,073) .....                         48,655,446
                                                                               -----------


                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                              ----------

 bRepurchase Agreement 8.3%
  Joint Repurchase Agreement, 5.578%, 2/02/98, (Maturity Value $4,394,350) (Cost $4,392,309)
   BancAmerica Robertson Stephens (Maturity Value $342,760)
   Barclays Capital Group, Inc. (Maturity Value $342,760)
   Bear, Stearns & Co., Inc. (Maturity Value $206,534)
   BT Alex Brown, Inc. (Maturity Value $342,759)
   Chase Securities, Inc. (Maturity Value $70,310)
   CIBC Wood Gundy Securities Corp. (Maturity Value $342,760)
   Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $342,759)
   Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $342,759)
   Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $342,759)
   Greenwich Capital Markets, Inc. (Maturity Value $342,759)
   Lehman Gov't. Securities (Maturity Value $347,154)
   Paribas Corp. (Maturity Value $342,759)
   SBC Warburg Dillon Read, Inc. (Maturity Value $342,759)
   UBS Securities, L.L.C. (Maturity Value $342,759)

    Collateralized by U.S. Treasury Bills and Notes ..                                    $4,392,309              4,392,309
                                                                                                                ------------
  Total Investments (Cost $57,617,382) 99.7% .........                                                           53,047,755
  Securities Sold Short (6.9%) .......................                                                           (3,655,313)
  Other Assets, less Liabilities 7.2% ................                                                            3,835,574
                                                                                                                ------------
  Net Assets 100.0% ..................................                                                          $53,228,016
                                                                                                                ------------

 aSecurities Sold Short

  ISSUER                                                         SHARES       VALUE
-------------------------------------------------------------------------------------
  Icos Corp. .........................................           25,000   $  401,563
  Protein Design Labs, Inc. ..........................           50,000    1,868,750
  Transkaryotic Therapies, Inc. ......................           40,000    1,385,000
                                                                         -----------
  Total (Proceeds $3,918,464) ........................                   $ 3,655,313
                                                                         -----------

 aNon-income producing.
 bInvestment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 1998, all repurchase agreements had been entered into on January 30, 1998.

                         See notes to financial statements.

 FRANKLIN BIOTECHNOLOGY DISCOVERY FUND Financial Statements Statement of Assets and Liabilities January 31, 1998 (unuadited)
 Assets:
  Investments in securities,
  at value (cost $57,617,382)                        $53,047,755
  Cash                                                   400,411
  Receivables:
   Investment securities sold                          3,918,464
   Capital shares sold                                   486,815
   Deposits with brokers for securities sold short     1,537,161
  Other assets                                            27,991
                                                  --------------------
       Total assets                                   59,418,597
                                                  --------------------
 Liabilities:
  Payables:
   Investment securities purchased                     2,369,686
   Capital shares redeemed                                12,728
  Securities sold short, at value
  (Proceeds $3,918,464)                                3,655,313
  Other liabilities                                      152,854
                                                  --------------------
       Total liabilities                               6,190,581
                                                  --------------------
        Net assets, at value                         $53,228,016
                                                  --------------------
 Net assets consist of:
  Accumulated distributions in excess
  of net investment income                           $  (101,117)
  Net unrealized depreciation                         (4,306,476)
  Accumulated net realized loss                          (70,539)
  Capital shares                                      57,706,148
                                                  --------------------
       Net assets, at value                          $53,228,016
                                                  --------------------
 Net asset value per share
  ($53,228,016 /  2,204,409 shares outstanding)*          $24.15
                                                  --------------------
 Maximum offering price per share
  ($24.15 / 95.50%)                                       $25.29
                                                  --------------------


 Statement of Operations
for the period ended January 31, 1998 (unuadited)
Investment income:
 Interest                                                             $ 122,188
Expenses:
 Management fees (Note 3)                     $94,117
 Administration fees (Note 3)                  13,453
 Distribution fees (Note 3)                    51,512
 Transfer agent fees (Note 3)                  42,666
 Amortization of offering costs                24,460
 Other                                         16,447
                                             -----------
      Total expenses                                                    242,655
      Expenses waived/paid by
 affiliate (Note 3)                                                     (19,350)
                                                                      ----------
       Net expenses                                                     223,305
                                                                      ----------
        Net investment loss                                            (101,117)
                                                                      ----------
Realized and unrealized gains (losses) Net realized gain on:
  Investments                                                            19,463
  Foreign currency transactions                                           2,676
                                                                      ----------
 Net realized gain                                                       22,139
 Net unrealized depreciation                                         (4,306,476)
                                                                      ----------
Net realized and unrealized loss                                     (4,284,337)
                                                                      ----------
Net decrease in net assets resulting
 from operations                                                    $(4,385,454)
                                                                      ----------

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                         See notes to financial statements.

                       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
 Financial Statements (cont.)
 Statement of Changes in Net Assets
 for the period ended January 31, 1998 (unuadited)

                                                                               Period Ended
                                                                             January 31, 1998*
-----------------------------------------------------------------------------------------------
 Increase (decrease) in net assets:
  Operations:
   Net investment loss ......................................................   $ (101,117)
   Net realized gain from investments and foreign currency transactions .....       22,139
   Net unrealized depreciation on investments and translation of
  assets and liabilities denominated in foreign currencies ..................   (4,306,476)
                                                                               -------------
       Net decrease in net assets resulting from operations .................   (4,385,454)
  Distributions to shareholders from:
   Net realized gains .......................................................      (92,678)
  Capital share transactions (Note 2) .......................................   57,706,148
                                                                               -------------
       Net increase in net assets ...........................................   53,228,016
 Net assets:
  Beginning of period .......................................................          --
                                                                               -------------
  End of period .............................................................  $53,228,016
 Undistributed net investment loss included in net assets:
  End of period .............................................................   $ (101,117)
                                                                               -------------

 *For the period September 15, 1997 (effective date) to January 31, 1998.

                         See notes to financial statements.

 FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

 Notes to Financial Statements (unaudited)

 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 The Franklin Biotechnology Discovery Fund (the Fund) is a separate, non-diversified series of Franklin Strategic Series (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940.
 The Fund seeks capital growth.

 The following summarizes the Fund's significant accounting policies.

 A. SECURITY VALUATION:

 Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

 B. FOREIGN CURRENCY TRANSLATION:

 Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

 The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

 Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

 C. SECURITIES SOLD SHORT:

 The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

 The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

 D. INCOME TAXES:

 No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

 E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

 Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

 F. OFFERING COSTS:

 Offering costs are amortized on a straight-line basis over twelve months.

 G. ACCOUNTING ESTIMATES:

 The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 2. CAPITAL STOCK

 At January 31, 1998, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                              Period Ended
                                                               January 31,
                                                                  1998*
                                                       -------------------------
                                                          Shares       Amount
                                                       -------------------------
 Shares sold ..........................................  2,319,379  $60,531,850
 Shares issued in reinvestment of distributions .......      3,077       72,112
 Shares redeemed ......................................   (118,047)  (2,897,814)
                                                       -------------------------
 Net increase .........................................  2,204,409  $57,706,148

 *For the period September 15, 1997 (effective date) to January 31, 1998.

 3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

 The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

    Annualized
    Fee Rate   Average Daily Net Assets
    ---------------------------------------------------------------
    0.625%     First $100 million
    0.500%     Over $100 million, up to and including $250 million
    0.450%     Over $250 million, up to and including $10 billion

 Fees are further reduced on net assets over $10 billion.

 The Fund pays an administrative fee to FT Services based on the Fund's average net assets as follows:

     Annualized
     Fee Rate      Average Daily Net Assets
     -------------------------------------------------------------------
     0.150%        First $200 million
     0.135%        Over $200 million, up to and including $700 million
     0.100%        Over $700 million, up to and including $1.2 billion
     0.075%        Over $1.2 billion

 Advisers agreed in advance to waive management fees for the Fund, as noted in the Statement of Operations.

 The Fund reimburses Distributors up to 0.35% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

 Distributors received net commission from sales of the Fund's shares of $219,649. The Fund paid transfer agent fees of $42,666, of which $28,842 was paid to Investor Services. At January 31, 1998, Franklin Resources, Inc. owned 5% of the Fund.

 4. INCOME TAXES

 At January 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $54,017,955 was as follows:

     Unrealized appreciation ..........   $ 2,651,584
     Unrealized depreciation ..........   $(7,277,097)
                                         --------------
     Net unrealized depreciation ......   $(4,625,513)

 Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

 Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

 5. INVESTMENT TRANSACTIONS

 Purchases and sales of securities  (excluding  short-term  securities)  for the
 period  ended  January  31,  1998,  aggregated   $58,700,584  and  $12,854,627,
 respectively.

VII. The following replaces the definition of "Offering Price" under the section "Useful Terms and Definitions":
 Offering Price - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 5.75%.


                  Please keep this supplement for future reference